Collateral Financing Arrangements Collateral Financing Arrangements (Associated with Closed Block) (Details) - Secured Debt [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2007	Dec. 31, 2015	Dec. 31, 2014
Met Life Reinsurance Company Of Charleston [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.55%
Debt Instrument, Principal Outstanding		$ 1,342	$ 1,399
Other Receivables		174	182
Pledged Assets Separately Reported, Securities Pledged for Other Debt Obligations, at Fair Value		67	53
Invested Assets On Deposit Held In Trust And Pledged As Collateral		$ 1,181	$ 1,214
Parent Company [Member] | Secured Debt Mrc [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.12%